Share-based Compensation - Components of Share-based Compensation Expense (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		$ 15,400	$ 9,671
Simple Warrants | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		(332)	1,299
Stock Options | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		(1)	78
Restricted Share Units | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	[1]	13,350	9,423
Deferred Share Units | Cash Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	[1],[2]	$ 2,383	$ (1,129)

[1]	For the year ended December 31, 2023, the Company recognized share-based compensation expense under Nova’s RSU plan of $34 (2022 — recovery of $107) and share-based compensation expense under Nova’s DSU plan of $768 (2022 — $404).
[2]	Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each reporting period. Fluctuations in the fair value are recognized during the period in which they occur.